Lease (Schedule of Supplemental Cash Flow Information Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 71	$ 60